UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 5.7%
General Dynamics Corp.	1,823,100	$132,758,142
Honeywell International, Inc.	1,608,800	98,506,824
Northrop Grumman Corp.	1,930,700	122,811,827
Raytheon Co.	3,579,000	173,760,450
Rockwell Collins, Inc.	510,600	32,218,860
United Technologies Corp.	2,544,200	227,909,436

		787,965,539

Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	1,224,800	91,823,256

Auto Components — 0.4%
Johnson Controls, Inc.	1,513,800	62,065,800

Beverages — 2.1%
The Coca-Cola Co.	2,419,300	163,205,978
Diageo Plc	6,229,000	126,718,376

		289,924,354

Capital Markets — 0.3%
The Bank of New York Mellon Corp.	1,219,068	35,304,209

Chemicals — 3.5%
Air Products & Chemicals, Inc.	384,500	36,727,440
The Dow Chemical Co.	1,052,800	43,154,272
E.I. du Pont de Nemours & Co.	4,170,500	236,842,695
Olin Corp.	2,625,600	67,582,944
Praxair, Inc.	929,000	98,864,180

		483,171,531

Commercial Banks — 6.9%
The Bank of Nova Scotia	2,553,900	155,720,014
M&T Bank Corp.	358,000	31,636,460
National Bank of Canada	2,116,400	175,235,191
Royal Bank of Canada	867,000	54,614,173
The Toronto-Dominion Bank	1,248,200	108,072,234
U.S. Bancorp	5,246,700	135,469,794
Wells Fargo & Co.	10,000,900	291,126,199

		951,874,065

Computers & Peripherals — 0.7%
Hewlett-Packard Co.	2,366,500	95,535,605

Consumer Finance — 1.0%
American Express Co.	2,761,100	135,514,788

Containers & Packaging — 0.5%
Packaging Corp. of America	1,001,700	28,578,501
Temple-Inland, Inc.	1,710,700	40,252,771

		68,831,272

Diversified Financial Services — 3.5%
Bank of America Corp.	9,358,200	114,918,696
JPMorgan Chase & Co.	7,989,350	364,554,041

		479,472,737

Common Stocks	Shares	Value

Diversified Telecommunication Services — 5.3%
AT&T Inc.	7,297,403	$227,095,181
BCE, Inc.	1,200,973	44,952,420
CenturyLink, Inc.	5,121,483	208,854,078
Frontier Communications Corp.	696,867	5,763,090
Verizon Communications, Inc.	5,491,021	207,450,774
Windstream Corp.	3,224,642	41,307,664

		735,423,207

Electric Utilities — 2.9%
American Electric Power Co., Inc.	1,492,900	54,460,992
Duke Energy Corp.	2,494,920	46,530,258
FirstEnergy Corp.	525,000	20,979,000
ITC Holdings Corp.	399,100	28,308,163
NextEra Energy, Inc.	1,729,500	97,837,815
Northeast Utilities, Inc.	1,264,200	45,005,520
PPL Corp.	1,144,000	31,379,920
The Southern Co.	1,908,700	74,515,648

		399,017,316

Electrical Equipment — 0.4%
Rockwell Automation, Inc.	586,100	51,066,893

Energy Equipment & Services — 0.7%
Schlumberger Ltd.	1,031,700	92,595,075

Food & Staples Retailing — 0.8%
Wal-Mart Stores, Inc.	1,897,900	104,346,542

Food Products — 3.8%
General Mills, Inc.	2,832,500	109,277,850
H.J. Heinz Co.	1,548,600	79,334,778
Kraft Foods, Inc.	2,483,103	83,382,599
Mead Johnson Nutrition Co.	1,671,619	111,797,878
Unilever NV - ADR	4,488,000	148,104,000

		531,897,105

Gas Utilities — 0.1%
AGL Resources, Inc.	271,700	11,278,267

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	2,431,850	190,438,174

Household Products — 1.8%
Kimberly-Clark Corp.	1,379,400	91,123,164
The Procter & Gamble Co.	2,495,600	161,964,440

		253,087,604

IT Services — 2.0%
Automatic Data Processing, Inc.	655,700	35,637,295
International Business Machines Corp.	1,383,600	236,014,488

		271,651,783

Industrial Conglomerates — 2.7%
3M Co.	1,353,000	131,525,130
General Electric Co.	11,968,603	244,757,931

		376,283,061

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Insurance — 3.1%
Chubb Corp.	2,065,400	$134,643,426
Prudential Financial, Inc.	1,637,600	103,856,592
The Travelers Cos., Inc.	3,013,294	190,681,244

		429,181,262

Leisure Equipment & Products — 0.4%
Mattel, Inc.	2,292,200	61,247,584

Machinery — 4.5%
Caterpillar, Inc.	2,732,000	315,300,120
Deere & Co.	3,158,400	307,944,000

		623,244,120

Media — 0.8%
Comcast Corp., Special Class A	4,000,400	98,209,820
The McGraw-Hill Cos., Inc.	273,500	11,068,545

		109,278,365

Metals & Mining — 4.8%
BHP Billiton Ltd.	7,524,400	380,957,210
Barrick Gold Corp.	1,616,100	82,534,431
BlueScope Steel Ltd.	13,260,400	25,257,428
Rio Tinto Ltd.	1,328,929	120,302,043
Southern Copper Corp.	1,494,500	55,983,970

		665,035,082

Multi-Utilities — 2.1%
Consolidated Edison, Inc.	572,100	29,817,852
Dominion Resources, Inc.	2,276,700	105,684,414
Public Service Enterprise Group, Inc.	2,274,500	73,170,665
Sempra Energy	768,000	42,316,800
Wisconsin Energy Corp.	1,291,000	40,292,110

		291,281,841

Oil, Gas & Consumable Fuels — 14.0%
Cameco Corp.	998,300	29,469,449
Chevron Corp. (a)	4,052,538	443,509,759
ConocoPhillips	2,170,898	171,348,979
Consol Energy, Inc.	451,900	24,443,271
EQT Corp.	1,680,200	88,395,322
Enbridge Inc.	2,437,000	158,405,644
Exxon Mobil Corp.	3,584,706	315,454,128
Kinder Morgan, Inc.	774,200	22,126,636
Marathon Oil Corp.	2,768,200	149,593,528
Murphy Oil Corp.	227,900	17,657,692
Occidental Petroleum Corp.	1,410,200	161,171,758
Peabody Energy Corp.	460,200	30,750,564
Spectra Energy Corp.	2,164,760	62,864,630
Total SA - ADR	4,039,400	259,450,662

		1,934,642,022

Paper & Forest Products — 0.7%
MeadWestvaco Corp.	2,929,600	98,698,224

Personal Products — 0.3%
Avon Products, Inc.	1,447,800	42,536,364

Pharmaceuticals — 5.0%
Abbott Laboratories	1,671,800	87,000,472
Bristol-Myers Squibb Co.	6,565,466	184,489,595
Johnson & Johnson	1,710,900	112,440,348
Merck & Co, Inc.	3,760,700	135,197,165

Common Stocks	Shares	Value

Pharmaceuticals (concluded)
Pfizer, Inc.	8,185,368	$171,565,313

		690,692,893

Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co.	2,445,378	56,268,148

Road & Rail — 1.6%
Canadian National Railway Company	1,925,200	149,068,236
Union Pacific Corp.	719,100	74,405,277

		223,473,513

Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp.	4,750,116	110,155,190

Software — 0.6%
Microsoft Corp.	3,045,130	79,234,283

Specialty Retail — 1.7%
Home Depot, Inc.	3,314,128	123,086,714
Limited Brands, Inc.	2,844,700	117,087,852

		240,174,566

Textiles, Apparel & Luxury Goods — 0.9%
VF Corp.	1,226,000	123,286,560

Tobacco — 2.8%
Altria Group, Inc.	2,476,100	66,458,524
Lorillard, Inc.	985,400	104,945,100
Philip Morris International, Inc.	3,211,800	223,027,392

		394,431,016

Water Utilities — 0.5%
American Water Works Co, Inc.	2,564,200	75,336,196

Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., Class B	515,500	19,510,706
Vodafone Group Plc - ADR	2,089,181	60,836,951

		80,347,657

Total Common Stocks – 92.8%		12,827,113,069

Preferred Stocks

Oil, Gas & Consumable Fuels — 0.1%
Apache Corp., 6.00% (b)	250,000	17,595,000

Total Preferred Stocks – 0.1%		17,595,000

Total Long-Term Investments (Cost – $10,504,874,484) – 92.9%		12,844,708,069

2	BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	933,424,159	$933,424,159

Total Short-Term Securities
(Cost – $933,424,159) – 6.7%		933,424,159

Total Investments (Cost – $11,438,298,643*) – 99.6%		13,778,132,228
Other Assets Less Liabilities – 0.4%		49,782,960

Net Assets – 100.0%		$13,827,915,188

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$11,439,702,740

Gross unrealized appreciation	$2,452,429,436
Gross unrealized depreciation	(113,999,948)

Net unrealized appreciation	$2,338,429,488

(a)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(b)	Convertible security.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at April 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	750,064,318	183,359,841	933,424,159	$981,933
BlackRock Liquidity Series, LLC Money Market Series	—	—	—	$4,986

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2011	3

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

•	Financial futures contracts purchased as of April 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

1,400	S&P 500 Index	Chicago Mercantile	June 2011	$475,895,000	$24,533,929

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$787,965,539	—	—	$787,965,539
Air Freight & Logistics	91,823,256	—	—	91,823,256
Auto Components	62,065,800	—	—	62,065,800
Beverages	163,205,978	$126,718,376	—	289,924,354
Capital Markets	35,304,209	—	—	35,304,209
Chemicals	483,171,531	—	—	483,171,531
Commercial Banks	951,874,065	—	—	951,874,065
Computers & Peripherals	95,535,605	—	—	95,535,605
Consumer Finance	135,514,788	—	—	135,514,788
Containers & Packaging	68,831,272	—	—	68,831,272
Diversified Financial Services	479,472,737	—	—	479,472,737
Diversified Telecommunication Services	735,423,207	—	—	735,423,207
Electric Utilities	399,017,316	—	—	399,017,316
Electrical Equipment	51,066,893	—	—	51,066,893
Energy Equipment & Services	92,595,075	—	—	92,595,075
Food & Staples Retailing	104,346,542	—	—	104,346,542
Food Products	531,897,105	—	—	531,897,105
Gas Utilities	11,278,267	—	—	11,278,267
Hotels, Restaurants & Leisure	190,438,174	—	—	190,438,174
Household Products	253,087,604	—	—	253,087,604
IT Services	271,651,783	—	—	271,651,783
Industrial Conglomerates	376,283,061	—	—	376,283,061
Insurance	429,181,262	—	—	429,181,262
Leisure Equipment & Products	61,247,584	—	—	61,247,584
Machinery	623,244,120	—	—	623,244,120
Media	109,278,365	—	—	109,278,365
Metals & Mining	138,518,401	526,516,681	—	665,035,082
Multi-Utilities	291,281,841	—	—	291,281,841
Oil, Gas & Consumable Fuels	1,934,642,022	—	—	1,934,642,022
Paper & Forest Products	98,698,224	—	—	98,698,224
Personal Products	42,536,364	—	—	42,536,364

4	BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2011

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Pharmaceuticals	$690,692,893	—	—	$690,692,893
Real Estate Investment Trusts (REITs)	56,268,148	—	—	56,268,148
Road & Rail	223,473,513	—	—	223,473,513
Semiconductors & Semiconductor Equipment	110,155,190	—	—	110,155,190
Software	79,234,283	—	—	79,234,283
Specialty Retail	240,174,566	—	—	240,174,566
Textiles, Apparel & Luxury Goods	123,286,560	—	—	123,286,560
Tobacco	394,431,016	—	—	394,431,016
Water Utilities	75,336,196	—	—	75,336,196
Wireless Telecommunication Services	80,347,657	—	—	80,347,657
Preferred Stocks:
Oil, Gas & Consumable Fuels	17,595,000	—	—	17,595,000
Short-Term Securities	933,424,159	—	—	933,424,159

Total	$13,124,897,171	$653,235,057	—	$13,778,132,228

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Equity contracts	$24,533,929	—	—	$24,533,929

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Equity Dividend Fund

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: June 24, 2011